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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05685
                                   ---------------------------------------------

                          Williamsburg Investment Trust
--------------------------------------------------------------------------------
                  (Exact name of registrant as specified in charter)

   225 Pictoria Drive, Suite 450           Cincinnati, Ohio         45246
--------------------------------------------------------------------------------
          (Address of principal executive offices)                (Zip code)

                             W. Lee H. Dunham, Esq.

Sullivan & Worcester LLP         One Post Office Square         Boston, MA 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400
                                                    ----------------------------

Date of fiscal year end:        March 31, 2009
                           --------------------------

Date of reporting period:       December 31, 2008
                           --------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

COMMON STOCKS - 95.1%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 6.5%
     Fortune Brands, Inc.                                 35,114   $  1,449,506
     Lowe's Companies, Inc.                              100,673      2,166,483
     Omnicom Group, Inc.                                  54,529      1,467,920
     Walt Disney Company (The)                            72,375      1,642,189
                                                                   ------------
                                                                      6,726,098
                                                                   ------------
CONSUMER STAPLES - 18.9%
     Altria Group, Inc.                                  102,225      1,539,509
     Colgate-Palmolive Company                            48,457      3,321,243
     Diageo plc - ADR                                     29,900      1,696,526
     Kraft Foods, Inc. - Class A                          80,141      2,151,786
     PepsiCo, Inc.                                        46,350      2,538,589
     Procter & Gamble Company (The)                       38,418      2,375,001
     SABMiller plc - ADR                                  87,784      1,489,694
     Walgreen Company                                     66,336      1,636,509
     Wal-Mart Stores, Inc.                                53,547      3,001,845
                                                                   ------------
                                                                     19,750,702
                                                                   ------------
ENERGY - 10.7%
     Chevron Corporation                                  36,766      2,719,581
     EOG Resources, Inc.                                  18,044      1,201,370
     Exxon Mobil Corporation                              60,194      4,805,287
     Schlumberger Ltd.                                    33,949      1,437,061
     Transocean Ltd. (a)                                  20,044        947,079
                                                                   ------------
                                                                     11,110,378
                                                                   ------------
FINANCIALS - 16.0%
     Bank of America Corporation                          50,605        712,518
     BB&T Corporation                                     63,163      1,734,456
     Berkshire Hathaway, Inc. - Class B (a)                  909      2,921,526
     Brookfield Asset Management, Inc.                    94,600      1,444,542
     Capital One Financial Corporation                    57,512      1,834,058
     CME Group, Inc.                                       4,730        984,360
     JPMorgan Chase & Company                             54,736      1,725,826
     Markel Corporation (a)                                9,501      2,840,799
     SunTrust Banks, Inc.                                 36,025      1,064,179
     T. Rowe Price Group, Inc.                            40,632      1,439,998
                                                                   ------------
                                                                     16,702,262
                                                                   ------------
HEALTH CARE - 10.5%
     Allergan, Inc.                                       42,962      1,732,228
     Johnson & Johnson                                    44,590      2,667,820
     Laboratory Corporation of America Holdings (a)       31,675      2,040,187

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 95.1% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 10.5% (CONTINUED)
     Owens & Minor, Inc.                                  25,925   $    976,076
     Wyeth                                                53,703      2,014,399
     Zimmer Holdings, Inc. (a)                            38,038      1,537,496
                                                                   ------------
                                                                     10,968,206
                                                                   ------------
INDUSTRIALS - 8.9%
     Caterpillar, Inc.                                    42,150      1,882,840
     Danaher Corporation                                  35,744      2,023,468
     General Electric Company                             93,392      1,512,950
     United Parcel Service, Inc. - Class B                31,991      1,764,624
     United Technologies Corporation                      39,571      2,121,006
                                                                   ------------
                                                                      9,304,888
                                                                   ------------
INFORMATION TECHNOLOGY - 16.4%
     Accenture Ltd. - Class A                             55,675      1,825,583
     Apple, Inc. (a)                                      13,839      1,181,159
     Automatic Data Processing, Inc.                      50,150      1,972,901
     Cisco Systems, Inc. (a)                             107,819      1,757,450
     Google, Inc. - Class A (a)                            3,594      1,105,694
     Intel Corporation                                   110,711      1,623,023
     International Business Machines Corporation          21,688      1,825,262
     Microsoft Corporation                               104,349      2,028,545
     Nokia Corporation - ADR                             100,177      1,562,761
     Oracle Corporation (a)                              128,061      2,270,521
                                                                   ------------
                                                                     17,152,899
                                                                   ------------
MATERIALS - 4.2%
     Albemarle Corporation                                70,601      1,574,402
     Potash Corporation of Saskatchewan, Inc.             17,225      1,261,215
     Praxair, Inc.                                        26,149      1,552,205
                                                                   ------------
                                                                      4,387,822
                                                                   ------------
TELECOMMUNICATION SERVICES - 3.0%
     China Mobile Ltd. - ADR                              40,428      2,055,764
     Millicom International Cellular S.A. (a)             22,721      1,020,400
                                                                   ------------
                                                                      3,076,164
                                                                   ------------

TOTAL COMMON STOCKS (Cost $117,785,981)                            $ 99,179,419
                                                                   ------------

EXCHANGE-TRADED FUNDS - 1.8%                              SHARES       VALUE
--------------------------------------------------------------------------------
SPDR S&P Biotech ETF (Cost $2,285,722)                    34,650   $  1,861,398
                                                                   ------------

THE DAVENPORT CORE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%            PAR VALUE       VALUE
--------------------------------------------------------------------------------
Federal Home Loan Bank, discount note, 0.03%, due
     02/06/2009 (Cost $1,335,960)                     $1,336,000   $  1,335,987
                                                                   ------------

U.S. TREASURY OBLIGATIONS - 0.0%                       PAR VALUE       VALUE
--------------------------------------------------------------------------------
U.S. Treasury Bill, 0.87%, due 01/22/2009
     (Cost $1,999)                                    $    2,000   $      2,000
                                                                   ------------

MONEY MARKET FUNDS - 2.0%                                 SHARES        VALUE
--------------------------------------------------------------------------------
First American Treasury Obligations Fund - Class Y,
     0.170% (b) (Cost $2,045,919)                      2,045,919   $  2,045,919
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $123,455,581)            $104,424,723

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                         (148,194)
                                                                   ------------

NET ASSETS - 100.0%                                                $104,276,529
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to schedule of investments.

THE DAVENPORT CORE FUND
NOTES TO SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

Portfolio securities of The Davenport Core Fund (the "Fund") are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Fixed income securities will ordinarily be traded in the over-the-counter market and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

THE DAVENPORT CORE FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2008:

                                                            The Davenport
      Valuation Inputs                                        Core Fund
      ------------------------------------------------       ------------

      Level 1 - Quoted prices                                $103,086,736
      Level 2 - Other significant observable inputs             1,337,987
                                                             ------------

      Total                                                  $104,424,723
                                                             ============

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2008:

      Cost of portfolio investments                         $ 123,759,900
                                                            =============

      Gross unrealized appreciation                         $   7,882,286
      Gross unrealized depreciation                           (27,217,463)
                                                            -------------

      Net unrealized depreciation                           $ (19,335,177)
                                                            =============

The difference between the federal income tax cost and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

FBP VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

COMMON STOCKS - 99.5%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.7%
   Best Buy Company, Inc.                                 20,000   $    562,200
   Home Depot, Inc. (The)                                 28,000        644,560
   KB Home                                                25,500        347,310
   Kohl's Corporation (a)                                 19,600        709,520
   Macy's, Inc.                                           26,500        274,275
   McGraw-Hill Companies, Inc. (The)                      10,000        231,900
   Wyndham Worldwide Corporation                          34,300        224,665
                                                                   ------------
                                                                      2,994,430
                                                                   ------------
CONSUMER STAPLES - 11.9%
   Avon Products, Inc.                                    10,000        240,300
   CVS Caremark Corporation                               18,000        517,320
   Kimberly-Clark Corporation                              7,800        411,372
   Sysco Corporation                                      10,000        229,400
   Walgreen Company                                       10,000        246,700
   Wal-Mart Stores, Inc.                                  20,500      1,149,230
                                                                   ------------
                                                                      2,794,322
                                                                   ------------
ENERGY - 4.7%
   BJ Services Company                                    27,000        315,090
   Pioneer Natural Resources Company (b)                  15,600        252,408
   Royal Dutch Shell PLC - Class A - ADR                  10,000        529,400
                                                                   ------------
                                                                      1,096,898
                                                                   ------------
FINANCIALS - 16.1%
   American Express Company                               15,000        278,250
   American International Group, Inc.                     32,700         51,339
   Bank of America Corporation                            49,000        689,920
   Citigroup, Inc.                                        40,000        268,400
   Comerica, Inc.                                          3,000         59,550
   JPMorgan Chase & Company                               32,000      1,008,960
   Lincoln National Corporation                           19,000        357,960
   Travelers Companies, Inc. (The)                        24,000      1,084,800
                                                                   ------------
                                                                      3,799,179
                                                                   ------------
HEALTH CARE - 21.1%
   Amgen, Inc. (a)                                        17,000        981,750
   Johnson & Johnson                                      18,000      1,076,940
   Merck & Company, Inc.                                  17,500        532,000
   Pfizer, Inc.                                           63,000      1,115,730
   Watson Pharmaceuticals, Inc. (a)                       15,000        398,550
   WellPoint, Inc. (a)                                    20,600        867,878
                                                                   ------------
                                                                      4,972,848
                                                                   ------------

FBP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 99.5% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 12.6%
   Avery Dennison Corporation                             17,600   $    576,048
   FedEx Corporation                                      10,100        647,915
   General Electric Company                               41,000        664,200
   Ingersoll-Rand Company Ltd. - Class A                  25,000        433,750
   Masco Corporation                                      58,000        645,540
                                                                   ------------
                                                                      2,967,453
                                                                   ------------
INFORMATION TECHNOLOGY - 18.5%
   Cisco Systems, Inc. (a)                                45,000        733,500
   Computer Sciences Corporation (a)                      19,000        667,660
   Dell, Inc. (a)                                         39,000        399,360
   Flextronics International Ltd. (a)                     95,818        245,294
   Hewlett-Packard Company                                19,000        689,510
   International Business Machines Corporation            14,000      1,178,240
   Microsoft Corporation                                  23,000        447,120
                                                                   ------------
                                                                      4,360,684
                                                                   ------------
MATERIALS - 1.9%
   Sealed Air Corporation                                 30,000        448,200
                                                                   ------------

TOTAL COMMON STOCKS (Cost $29,454,295)                             $ 23,434,014
                                                                   ------------

MONEY MARKET FUNDS - 0.6%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Fidelity Institutional Money Market Government
   Portfolio - Class I, 0.959% (c) (Cost $151,034)       151,034   $    151,034
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $29,605,329)             $ 23,585,048

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                          (31,564)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 23,553,484
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b)   Security covers a written call option.
(c) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to schedules of investments.

FBP VALUE FUND
SCHEDULE OF OPEN OPTION CONTRACTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
                                            OPTION       VALUE OF      PREMIUMS
COVERED CALL OPTIONS                       CONTRACTS      OPTIONS      RECEIVED
--------------------------------------------------------------------------------
Pioneer Natural Resources Company,
   01/17/2009 at $70                             50       $   250      $ 34,163
                                                          =======      ========

See accompanying notes to schedules of investments.

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

COMMON STOCKS - 61.8%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 7.7%
   Best Buy Company, Inc.                                 17,000   $    477,870
   Home Depot, Inc. (The)                                 26,000        598,520
   KB Home                                                28,000        381,360
   Kohl's Corporation (a)                                 16,000        579,200
   Macy's, Inc.                                           32,000        331,200
   McGraw-Hill Companies, Inc. (The)                      12,400        287,556
   Wyndham Worldwide Corporation                          28,000        183,400
                                                                   ------------
                                                                      2,839,106
                                                                   ------------
CONSUMER STAPLES - 8.0%
   Avon Products, Inc.                                    12,000        288,360
   CVS Caremark Corporation                               20,000        574,800
   Kimberly-Clark Corporation                              7,700        406,098
   Sysco Corporation                                      11,600        266,104
   Walgreen Company                                       10,000        246,700
   Wal-Mart Stores, Inc.                                  21,100      1,182,866
                                                                   ------------
                                                                      2,964,928
                                                                   ------------
ENERGY - 3.0%
   BJ Services Company                                    27,000        315,090
   Pioneer Natural Resources Company (b)                  17,000        275,060
   Royal Dutch Shell PLC - Class A - ADR                  10,000        529,400
                                                                   ------------
                                                                      1,119,550
                                                                   ------------
FINANCIALS - 10.2%
   American Express Company                               18,000        333,900
   American International Group, Inc.                     27,500         43,175
   Bank of America Corporation                            40,000        563,200
   Citigroup, Inc.                                        45,000        301,950
   Comerica, Inc.                                          5,000         99,250
   JPMorgan Chase & Company                               35,000      1,103,550
   Lincoln National Corporation                           18,700        352,308
   Travelers Companies, Inc. (The)                        21,000        949,200
                                                                   ------------
                                                                      3,746,533
                                                                   ------------
HEALTH CARE - 13.2%
   Amgen, Inc. (a)                                        18,000      1,039,500
   Johnson & Johnson                                      17,000      1,017,110
   Merck & Company, Inc.                                  15,600        474,240
   Pfizer, Inc.                                           65,000      1,151,150
   Watson Pharmaceuticals, Inc. (a)                       16,000        425,120
   WellPoint, Inc. (a)                                    18,500        779,405
                                                                   ------------
                                                                      4,886,525
                                                                   ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 61.8% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 7.1%
   Avery Dennison Corporation                             15,500   $    507,315
   FedEx Corporation                                       7,400        474,710
   General Electric Company                               40,000        648,000
   Ingersoll-Rand Company Ltd. - Class A                  24,500        425,075
   Masco Corporation                                      50,000        556,500
                                                                   ------------
                                                                      2,611,600
                                                                   ------------
INFORMATION TECHNOLOGY - 11.3%
   Cisco Systems, Inc. (a)                                43,000        700,900
   Computer Sciences Corporation (a)                      19,000        667,660
   Dell, Inc. (a)                                         38,000        389,120
   Flextronics International Ltd. (a)                     88,000        225,280
   Hewlett-Packard Company                                16,000        580,640
   International Business Machines Corporation            13,000      1,094,080
   Microsoft Corporation                                  27,000        524,880
                                                                   ------------
                                                                      4,182,560
                                                                   ------------
MATERIALS - 1.3%
   Sealed Air Corporation                                 32,000        478,080
                                                                   ------------

TOTAL COMMON STOCKS (Cost $26,597,989)                             $ 22,828,882
                                                                   ------------

U.S. GOVERNMENT & AGENCY
OBLIGATIONS - 9.9%                                     PAR VALUE       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 2.2%
   4.50%, due 11/15/2010                              $  750,000   $    805,254
                                                                   ------------

FEDERAL HOME LOAN BANK - 7.7%
   4.035%, due 03/09/2009                                500,000        503,461
   4.375%, due 03/17/2010                                750,000        782,329
   4.375%, due 10/22/2010                                750,000        792,157
   5.05%, due 08/24/2011                                 750,000        770,274
                                                                   ------------
                                                                      2,848,221
                                                                   ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $3,542,227)       $  3,653,475
                                                                   ------------

CORPORATE BONDS - 23.8%                                PAR VALUE       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 2.0%
   Newell Rubbermaid, Inc., 4.625%,
      due 12/15/2009                                  $  750,000   $    729,485
                                                                   ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

CORPORATE BONDS - 23.8%(CONTINUED)                     PAR VALUE        VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 2.1%
   Kraft Foods, Inc., 5.625%, due 11/01/2011          $  750,000   $    766,340
                                                                   ------------

FINANCIALS - 7.7%
   Credit Suisse First Boston USA, Inc., 4.70%,
      due 06/01/2009                                     750,000        750,027
   International Lease Finance Corporation, 5.40%,
      due 02/15/2012                                     750,000        523,677
   Northern Trust Company, 7.10%,
      due 08/01/2009                                   1,000,000      1,013,057
   Prudential Financial, Inc., 5.80%,
      due 06/15/2012                                     750,000        565,802
                                                                   ------------
                                                                      2,852,563
                                                                   ------------
HEALTH CARE - 1.9%
   UnitedHealth Group, Inc., 5.25%, due 03/15/2011       750,000        705,198
                                                                   ------------

INDUSTRIALS - 6.0%
   Donnelly (R.R.) & Sons Company, 3.75%,
      due 04/01/2009                                     750,000        735,799
   Ryder System, Inc., 5.00%, due 04/01/2011             750,000        742,152
   Union Pacific Corporation, 3.625%,
      due 06/01/2010                                     750,000        743,455
                                                                   ------------
                                                                      2,221,406
                                                                   ------------
UTILITIES - 4.1%
   SBC Communications, Inc., 5.875%,
      due 02/01/2012                                     750,000        764,223
   Ohio Power Company, 5.30%, due 11/01/2010             750,000        744,005
                                                                   ------------
                                                                      1,508,228
                                                                   ------------

TOTAL CORPORATE BONDS (Cost $9,194,298)                            $  8,783,220
                                                                   ------------

FBP BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 4.4%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Fidelity Institutional Money Market Government
   Portfolio - Class I, 0.959% (c) (Cost $1,636,260)   1,636,260   $  1,636,260
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $40,970,774)              $ 36,901,837

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                             50,515
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 36,952,352
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b)   Security covers a written call option.
(c) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to schedules of investments.

FBP BALANCED FUND
SCHEDULE OF OPEN OPTION CONTRACTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------
                                            OPTION       VALUE OF      PREMIUMS
COVERED CALL OPTIONS                       CONTRACTS      OPTIONS      RECEIVED
--------------------------------------------------------------------------------
Pioneer Natural Resources Company,
   01/17/2009 at $60                             40       $   200      $ 24,193
Pioneer Natural Resources Company,
   01/17/2009 at $70                             40           200        27,284
                                                          -------      --------
                                                          $   400      $ 51,477
                                                          =======      ========

See accompanying notes to schedules of investments.

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

Portfolio securities of the FBP Value Fund and the FBP Balanced Fund (the "Funds") are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Call options written by the Funds are valued at the then current market quotation, using the ask price as of the close of each day on the principal exchanges on which they are traded. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's investments as of December 31, 2008:

                                                      FBP VALUE     FBP BALANCED
      VALUATION INPUTS                                   FUND           FUND
      ---------------------------------------------  ------------   ------------
      Level 1 - Quoted Prices                        $ 23,584,798   $ 24,464,742

      Level 2 - Other Significant Observable Inputs            --     12,436,695
                                                     ------------   ------------
      Total                                          $ 23,584,798   $ 36,901,437
                                                     ============   ============

THE FLIPPIN, BRUCE & PORTER FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2008:

                                                    FBP VALUE      FBP BALANCED
                                                       FUND            FUND
                                                   ------------    ------------

Cost of portfolio investments and written options  $ 29,571,166    $ 40,919,297
                                                   ============    ============

Gross unrealized appreciation                      $  4,873,731    $  6,007,574

Gross unrealized depreciation                       (10,860,099)    (10,025,434)
                                                   ------------    ------------

Net unrealized depreciation                        $ (5,986,368)   $ (4,017,860)
                                                   ============    ============

GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (Unaudited)

COMMON STOCKS - 85.8%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 7.1%
   Coach, Inc. (a)                                         6,000   $    124,620
   Home Depot, Inc. (The)                                 26,500        610,030
   ITT Educational Services, Inc. (a)                      4,000        379,920
   Johnson Controls, Inc.                                 24,000        435,840
   NIKE, Inc. - Class B                                   11,000        561,000
   Panasonic Corporation - ADR                            10,000        124,400
   Walt Disney Company (The)                              40,000        907,600
                                                                   ------------
                                                                      3,143,410
                                                                   ------------
CONSUMER STAPLES - 11.9%
   Altria Group, Inc.                                     33,000        496,980
   Kraft Foods, Inc. - Class A                            22,836        613,147
   PepsiCo, Inc.                                          10,000        547,700
   Philip Morris International, Inc.                      33,000      1,435,830
   Procter & Gamble Company (The)                         28,000      1,730,960
   Wal-Mart Stores, Inc.                                   7,000        392,420
                                                                   ------------
                                                                      5,217,037
                                                                   ------------
ENERGY - 12.1%
   Apache Corporation                                     10,089        751,933
   BP plc - ADR                                            7,300        341,202
   Chevron Corporation                                    15,000      1,109,550
   ConocoPhillips                                         18,500        958,300
   ENSCO International, Inc.                               9,000        255,510
   Exxon Mobil Corporation                                 7,200        574,776
   Plains Exploration & Production Company (a)            14,000        325,360
   Spectra Energy Corporation                             14,000        220,360
   Transocean Ltd. (a)                                     8,996        425,061
   XTO Energy, Inc.                                       10,000        352,700
                                                                   ------------
                                                                      5,314,752
                                                                   ------------
FINANCIALS - 8.5%
   Aegon N.V. - ARS                                       27,900        168,795
   AFLAC, Inc.                                            13,800        632,592
   American Capital Ltd.                                   9,000         29,160
   American International Group, Inc.                     16,500         25,905
   Bank of America Corporation                            64,870        913,369
   Charles Schwab Corporation                             15,000        242,550
   Colonial Properties Trust                              50,000        416,500
   Regions Financial Corporation                          10,000         79,600
   U.S. Bancorp                                           48,400      1,210,484
                                                                   ------------
                                                                      3,718,955
                                                                   ------------

GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 85.8% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 13.4%
   Abbott Laboratories                                     3,000   $    160,110
   Becton, Dickinson & Company                             9,490        649,021
   Cardinal Health, Inc.                                  17,500        603,225
   Cerner Corporation (a)                                  5,500        211,475
   Covance, Inc. (a)                                       4,500        207,135
   Covidien Ltd.                                           3,500        126,840
   Elan Corporation plc - ADR (a)                         20,000        120,000
   Fresenius Medical Care AG & Company - ADR               5,000        235,900
   Genzyme Corporation (a)                                 6,500        431,405
   Gilead Sciences, Inc. (a)                               7,000        357,980
   Johnson & Johnson                                      20,000      1,196,600
   Techne Corporation                                     11,250        725,850
   Teva Pharmaceutical Industries Ltd. - ADR               1,500         63,855
   Thermo Fisher Scientific, Inc. (a)                      6,500        221,455
   Waters Corporation (a)                                 16,000        586,400
                                                                   ------------
                                                                      5,897,251
                                                                   ------------
INDUSTRIALS - 12.4%
   C.H. Robinson Worldwide, Inc.                           3,000        165,090
   Caterpillar, Inc.                                      19,500        871,065
   Emerson Electric Company                               30,000      1,098,300
   General Dynamics Corporation                           17,000        979,030
   Ingersoll-Rand Company Ltd. - Class A                  16,000        277,600
   Norfolk Southern Corporation                           10,000        470,500
   Quanta Services, Inc. (a)                              23,000        455,400
   Stericycle, Inc. (a)                                    5,000        260,400
   United Technologies Corporation                        16,000        857,600
                                                                   ------------
                                                                      5,434,985
                                                                   ------------
INFORMATION TECHNOLOGY - 12.4%
   Accenture Ltd. - Class A                                9,500        311,505
   Adobe Systems, Inc. (a)                                37,000        787,730
   Automatic Data Processing, Inc.                        20,000        786,800
   Broadridge Financial Solutions, Inc.                    5,000         62,700
   Cisco Systems, Inc. (a)                                23,450        382,235
   Corning, Inc.                                          28,000        266,840
   Dell, Inc. (a)                                          9,500         97,280
   Hewlett-Packard Company                                37,000      1,342,730
   International Business Machines Corporation             7,000        589,120
   NetApp, Inc. (a)                                       12,000        167,640
   Oracle Corporation (a)                                 10,000        177,300

GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 85.8% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 12.4% (CONTINUED)
   Texas Instruments, Inc.                                24,000   $    372,480
   Tyco Electronics Ltd.                                   7,000        113,470
                                                                   ------------
                                                                      5,457,830
                                                                   ------------
MATERIALS - 2.9%
   Alcoa, Inc.                                             7,000         78,820
   Dow Chemical Company (The)                             12,000        181,080
   Freeport-McMoRan Copper & Gold, Inc.                    8,000        195,520
   Nucor Corporation                                      11,000        508,200
   Praxair, Inc.                                           5,000        296,800
                                                                   ------------
                                                                      1,260,420
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.6%
   America Movil SAB. de C.V. - Series L - ADR            10,000        309,900
   AT&T, Inc.                                              7,000        199,500
   Fairpoint Communications, Inc.                          1,037          3,401
   Nippon Telegraph and Telephone Corporation - ADR        4,000        108,760
   Telephone and Data Systems, Inc.                        2,000         63,500
                                                                   ------------
                                                                        685,061
                                                                   ------------
UTILITIES - 3.5%
   Duke Energy Corporation                                65,980        990,360
   FirstEnergy Corporation                                 7,000        340,060
   Wisconsin Energy Corporation                            5,000        209,900
                                                                   ------------
                                                                      1,540,320
                                                                   ------------

TOTAL COMMON STOCKS (Cost $30,503,232)                             $ 37,670,021
                                                                   ------------

EXCHANGE-TRADED FUNDS - 11.2%                             SHARES       VALUE
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund                               5,000   $    224,350
Market Vectors - Agribusiness ETF                         13,000        362,050
Market Vectors - Coal ETF                                 17,000        250,240
Market Vectors - Steel ETF                                 9,000        264,690
S&P 500 Depositary Receipts Trust Series I                15,000      1,353,600
Vanguard Emerging Markets Stock Index Fund                28,000        663,600
Vanguard Large-Cap Vipers ETF                             44,000      1,793,000
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,362,978)                      $  4,911,530
                                                                   ------------

COMMERCIAL PAPER - 2.9%                                PAR VALUE       VALUE
--------------------------------------------------------------------------------
U.S. Bancorp, 0.01%, due 01/02/2009
   (Cost $1,280,000)                                  $1,280,000   $  1,280,000

GOVERNMENT STREET EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 0.0%                                 SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT - STIC Prime Portfolio - Institutional Class,
   1.049% (b) (Cost $243)                                    243   $        243
                                                                    -----------

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $38,146,453)              $ 43,861,794

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                             50,960
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 43,912,754
                                                                   ============

ADR - American Depositary Receipt.
ARS - American Registered Shares.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to schedules of investments.

GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (Unaudited)

COMMON STOCKS - 85.3%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 7.6%
   Barnes & Noble, Inc.                                    3,500   $     52,500
   BorgWarner, Inc.                                        3,000         65,310
   Buffalo Wild Wings, Inc. (a)                            1,200         30,780
   Coach, Inc. (a)                                         2,900         60,233
   Darden Restaurants, Inc.                                1,700         47,906
   DeVry, Inc.                                               700         40,187
   DreamWorks Animation SKG, Inc. - Class A (a)            3,500         88,410
   Family Dollar Stores, Inc.                              3,000         78,210
   GameStop Corporation - Class A (a)                      5,700        123,462
   Gildan Activewear, Inc. - Class A (a)                   1,500         17,640
   Guess?, Inc.                                            2,000         30,700
   Hasbro, Inc.                                            2,500         72,925
   Interactive Data Corporation                              900         22,194
   ITT Educational Services, Inc. (a)                      1,605        152,443
   Jakks Pacific Inc. (a)                                  1,500         30,945
   Jarden Corporation (a)                                  3,000         34,500
   John Wiley & Sons, Inc. - Class A                       1,600         56,928
   Liberty Global, Inc. - Class A (a)                      2,500         39,800
   Nordstrom, Inc.                                         1,200         15,972
   O'Reilly Automotive, Inc. (a)                           5,800        178,292
   PetSmart, Inc.                                          2,100         38,745
   Phillips-Van Heusen Corporation                         3,000         60,390
   Ross Stores, Inc.                                       2,200         65,406
   Service Corporation International                       6,000         29,820
   Snap-on, Inc.                                           2,950        116,171
   Sotheby's                                               3,400         30,226
   Tiffany & Company                                       1,300         30,719
   True Religion Apparel, Inc. (a)                         1,800         22,392
   Urban Outfitters, Inc. (a)                              1,200         17,976
   Vail Resorts, Inc. (a)                                  2,500         66,500
   VF Corporation                                            700         38,339
                                                                   ------------
                                                                      1,756,021
                                                                   ------------
CONSUMER STAPLES - 3.4%
   Church & Dwight Company, Inc.                           5,400        303,048
   Hormel Foods Corporation                                6,000        186,480
   J.M. Smucker Company (The)                              4,700        203,792
   NBTY, Inc. (a)                                          3,000         46,950
   Universal Corporation                                   1,740         51,974
                                                                   ------------
                                                                        792,244
                                                                   ------------

GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 85.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
ENERGY - 5.4%
   Cameron International Corporation (a)                   6,610   $    135,505
   FMC Technologies, Inc. (a)                              5,780        137,737
   Murphy Oil Corporation                                  3,740        165,869
   Newfield Exploration Company (a)                        2,800         55,300
   Noble Corporation                                       5,360        118,242
   Overseas Shipholding Group, Inc.                        3,600        151,596
   Patriot Coal Corporation (a)                              960          6,000
   Peabody Energy Corporation                              4,800        109,200
   Pioneer Natural Resources Company                       4,380         70,868
   Pride International, Inc. (a)                           5,000         79,900
   Smith International, Inc.                               4,500        103,005
   Valero Energy Corporation                               4,950        107,118
                                                                   ------------
                                                                      1,240,340
                                                                   ------------
FINANCIALS - 15.3%
   American Financial Group, Inc.                          8,400        192,192
   Arthur J. Gallagher & Company                           6,750        174,893
   Associated Banc-Corp                                    7,300        152,789
   Bank of Hawaii Corporation                              6,000        271,020
   Berkley (W.R.) Corporation                             10,050        311,550
   Cullen/Frost Bankers, Inc.                              5,600        283,808
   Eaton Vance Corporation                                10,250        215,352
   Everest Re Group Ltd.                                   2,600        197,964
   HCC Insurance Holdings, Inc.                            9,300        248,775
   Jefferies Group, Inc.                                  10,400        146,224
   Legg Mason, Inc.                                        3,780         82,820
   Liberty Property Trust                                  4,600        105,018
   New York Community Bancorp, Inc.                       10,270        122,829
   Potlatch Corporation                                    6,941        180,535
   Rayonier, Inc.                                          7,000        219,450
   State Street Corporation                                4,400        173,052
   Synovus Financial Corporation                          16,400        136,120
   Westamerica Bancorporation                              3,300        168,795
   Wilmington Trust Corporation                            6,650        147,896
                                                                   ------------
                                                                      3,531,082
                                                                   ------------
HEALTH CARE - 13.3%
   Bio-Rad Laboratories, Inc. - Class A (a)                2,500        188,275
   C.R. Bard, Inc.                                         1,000         84,260
   Cephalon, Inc. (a)                                      2,500        192,600
   Cerner Corporation (a)                                  6,000        230,700
   Community Health Systems, Inc. (a)                      8,000        116,640

GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 85.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 13.3% (CONTINUED)
   Covance, Inc. (a)                                       4,000   $    184,120
   Coventry Health Care, Inc. (a)                          8,250        122,760
   Covidien Ltd.                                           1,500         54,360
   DENTSPLY International, Inc.                            5,600        158,144
   Edwards Lifesciences Corporation (a)                    2,000        109,900
   Elan Corporation plc - ADR (a)                          1,000          6,000
   Fresenius Medical Care AG & Company - ADR               4,000        188,720
   Gilead Sciences, Inc. (a)                               5,050        258,257
   Henry Schein, Inc. (a)                                  4,000        146,760
   IDEXX Laboratories, Inc. (a)                            1,500         54,120
   Life Technologies Corporation (a)                       2,891         67,389
   Millipore Corporation (a)                               2,000        103,040
   Mylan, Inc. (a)                                         7,700         76,153
   ResMed, Inc. (a)                                        3,000        112,440
   Techne Corporation                                      4,500        290,340
   Teleflex, Inc.                                          3,000        150,300
   Teva Pharmaceutical Industries Ltd. - ADR               2,163         92,079
   Waters Corporation (a)                                  2,000         73,300
                                                                   ------------
                                                                      3,060,657
                                                                   ------------
INDUSTRIALS - 14.0%
   Alexander & Baldwin, Inc.                               3,000         75,180
   AMETEK, Inc.                                            7,500        226,575
   C.H. Robinson Worldwide, Inc.                           5,000        275,150
   Donaldson Company, Inc.                                 6,000        201,900
   Expeditors International of Washington, Inc.            6,000        199,620
   Fastenal Company                                        7,000        243,950
   Goodrich Corporation                                    3,500        129,570
   Graco, Inc.                                             6,000        142,380
   Harsco Corporation                                      3,000         83,040
   Herman Miller, Inc.                                     5,500         71,665
   Jacobs Engineering Group, Inc. (a)                      4,475        215,248
   John Bean Technologies Corporation                      1,248         10,196
   Joy Global, Inc.                                        2,000         45,780
   Koninklijke Philips Electronics N.V. - ADR              1,500         29,805
   L-3 Communications Holdings, Inc.                       3,000        221,340
   Manpower, Inc.                                          4,000        135,960
   MSC Industrial Direct Company, Inc. - Class A           5,000        184,150
   SPX Corporation                                         5,000        202,750

GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 85.3% (CONTINUED)                          SHARES       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 14.0% (CONTINUED)
   Stericycle, Inc. (a)                                    8,275   $    430,962
   Trinity Industries, Inc.                                5,000         78,800
   WESCO International, Inc. (a)                           1,000         19,230
                                                                   ------------
                                                                      3,223,251
                                                                   ------------
INFORMATION TECHNOLOGY - 11.7%
   Activision Blizzard, Inc. (a)                          16,000        138,240
   ADC Telecommunications, Inc. (a)                        8,500         46,495
   ADTRAN, Inc.                                            6,000         89,280
   Advent Software, Inc. (a)                               4,000         79,880
   Alliance Data Systems Corporation (a)                   5,000        232,650
   Arrow Electronics, Inc. (a)                             8,000        150,720
   Cognizant Technology Solutions Corporation
      - Class A (a)                                        8,000        144,480
   CommScope, Inc. (a)                                     1,000         15,540
   Cree, Inc. (a)                                          6,500        103,155
   DST Systems, Inc. (a)                                   4,000        151,920
   Harris Corporation                                      6,000        228,300
   IAC/InterActiveCorp (a)                                 1,500         23,595
   Integrated Device Technology, Inc. (a)                 10,000         56,100
   Jack Henry & Associates, Inc.                           9,000        174,690
   Lam Research Corporation (a)                            6,000        127,680
   Linear Technology Corporation                           5,000        110,600
   Macrovision Solutions Corporation (a)                   6,000         75,900
   Microchip Technology, Inc.                              5,000         97,650
   National Instruments Corporation                        8,000        194,880
   NetApp, Inc. (a)                                        5,000         69,850
   Polycom, Inc. (a)                                       4,000         54,040
   SanDisk Corporation (a)                                 5,000         48,000
   Sybase, Inc. (a)                                        4,000         99,080
   Xilinx, Inc.                                            7,000        124,740
   Zebra Technologies Corporation - Class A (a)            2,500         50,650
                                                                   ------------
                                                                      2,688,115
                                                                   ------------
MATERIALS - 5.8%
   Airgas, Inc.                                            4,000        155,960
   Albemarle Corporation                                   8,000        178,400
   Ashland, Inc.                                           3,000         31,530
   Cabot Corporation                                       4,000         61,200
   Clearwater Paper Corporation (a)                        1,983         16,638
   Eagle Materials, Inc.                                   2,500         46,025
   Martin Marietta Materials, Inc.                         2,500        242,700

GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 85.3% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
MATERIALS - 5.8% (CONTINUED)
   Scotts Miracle-Gro Company (The) - Class A              4,000   $    118,880
   Sonoco Products Company                                 9,570        221,641
   Steel Dynamics, Inc.                                   12,000        134,160
   Valspar Corporation (The)                               7,000        126,630
                                                                   ------------
                                                                      1,333,764
                                                                   ------------
TELECOMMUNICATION SERVICES - 0.1%
   Telephone and Data Systems, Inc.                        1,000         31,750
                                                                   ------------

UTILITIES - 8.7%
   AGL Resources, Inc.                                     8,400        263,340
   Equitable Resources, Inc.                               7,000        234,850
   Great Plains Energy, Inc.                               9,050        174,936
   MDU Resources Group, Inc.                               8,850        190,983
   ONEOK, Inc.                                             5,750        167,440
   Pepco Holdings, Inc.                                    7,900        140,304
   Puget Energy, Inc.                                     10,800        294,516
   SCANA Corporation                                       7,530        268,068
   Vectren Corporation                                    10,600        265,106
                                                                   ------------
                                                                      1,999,543
                                                                   ------------

TOTAL COMMON STOCKS (Cost $21,844,570)                             $ 19,656,767
                                                                   ------------

EXCHANGE-TRADED FUNDS - 5.5%                              SHARES       VALUE
--------------------------------------------------------------------------------
iShares S&P MidCap 400 Index Fund                         20,000   $  1,069,200
PowerShares Dynamic Healthcare Sector Portfolio           10,000        196,200
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,151,127)                      $  1,265,400
                                                                   ------------

COMMERCIAL PAPER - 4.9%                                PAR VALUE       VALUE
--------------------------------------------------------------------------------
U.S. Bancorp, 0.01%, due 01/02/2009
   (Cost $1,131,000)                                  $1,131,000   $  1,131,000
                                                                   ------------

GOVERNMENT STREET MID-CAP FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 4.3%                                 SHARES       VALUE
--------------------------------------------------------------------------------
AIM STIT - STIC Prime Portfolio - Institutional Class,
   1.049% (b) (Cost $997,068)                            997,068   $    997,068
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.0% (Cost $25,123,765)             $ 23,050,235

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                             (7,716)
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 23,042,519
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to schedules of investments.

ALABAMA TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (Unaudited)

ALABAMA FIXED RATE REVENUE AND
GENERAL OBLIGATION (GO) BONDS - 94.1%                  PAR VALUE       VALUE
--------------------------------------------------------------------------------
  Alabama Drinking Water Financing Auth., Rev.,
     4.00%, due 08/15/2014                            $  250,000   $    251,970
     5.00%, due 08/15/2018                               400,000        408,428
  Alabama Special Care Facilities Financing Auth.,
    Birmingham, Rev.,
     4.50%, due 11/01/2009, ETM                          500,000        511,080
     5.375%, due 11/01/2012, ETM                         400,000        401,096
  Alabama Special Care Facilities Financing
    Auth., Mobile, Hospital Rev.,
     4.50%, due 11/01/2010, ETM                          250,000        255,040
  Alabama State Federal Highway Financing
    Auth., Rev.,
     5.00%, due 03/01/2009                               210,000        211,071
     5.00%, due 03/01/2016                               300,000        313,794
  Alabama State Parks System Improvement
    Corporation, GO,
     5.50%, due 06/01/2010                               200,000        211,138
  Alabama State Public School & College Auth.,
    Capital Improvements, Rev.,
     5.00%, due 02/01/2010                               300,000        312,108
     5.00%, due 11/01/2012                               475,000        483,360
     5.125%, due 11/01/2013                              600,000        610,632
     5.125%, due 11/01/2015                              525,000        534,303
  Alabama State Public School & College
    Auth., Rev.,
     5.00%, due 05/01/2010                               355,000        370,808
  Alabama State, GO,
     5.00%, due 06/01/2012                               250,000        259,702
     5.00%, due 09/01/2015                               300,000        315,081
     5.00%, due 09/01/2016                               300,000        315,081
     5.00%, due 09/01/2017                               300,000        323,718
  Alabama Water Pollution Control Auth., Rev.,
     5.00%, due 08/15/2010                               500,000        510,655
     5.375%, due 08/15/2014                              225,000        235,892
  Anniston, AL, Waterworks & Sewer Board, Rev.,
     4.00%, due 06/01/2015                               400,000        404,532

ALABAMA TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

ALABAMA FIXED RATE REVENUE AND
GENERAL OBLIGATION (GO) BONDS - 94.1%
(CONTINUED)                                            PAR VALUE       VALUE
--------------------------------------------------------------------------------
  Athens, AL, Electric Rev. Warrants,
     3.00%, due 06/01/2011                            $  500,000   $    499,045
  Athens, AL, School Warrants,
     5.05%, due 08/01/2015                               335,000        339,161
  Auburn University, AL, General Fee Rev.,
     4.45%, due 06/01/2011                               400,000        403,508
     5.25%, due 06/01/2015                               400,000        421,976
  Auburn, AL, GO, Warrants,
     4.25%, due 08/01/2009                               285,000        290,552
     5.00%, due 08/01/2012                               225,000        243,702
  Auburn, AL, Waterworks Board, Rev.,
     5.00%, due 07/01/2015                               335,000        352,886
  Baldwin Co., AL, Board of Education,
    Rev., Warrants,
     5.20%, due 06/01/2009                               200,000        200,670
     5.00%, due 06/01/2010                               300,000        310,824
  Baldwin Co., AL, GO, Warrants,
     5.00%, due 02/01/2015                               200,000        217,798
  Baldwin Co., AL, Series A, GO, Warrants,
     5.00%, due 02/01/2017                               320,000        353,555
  Birmingham, AL, Special Care Facilities
    Financing Auth., Rev.,
     3.70%, due 06/01/2009                               300,000        299,934
  Decatur, AL, GO, Warrants,
     5.00%, due 06/01/2009                               300,000        300,915
  Decatur, AL, Water Rev.,
     5.00%, due 05/01/2014                               100,000        101,917
  Dothan, AL, GO,
     5.50%, due 09/01/2014                               500,000        520,960
  Fairhope, AL, Warrants,
     5.10%, due 06/01/2014                               295,000        304,576
  Florence, AL, School Warrants,
     4.65%, due 12/01/2012                               200,000        204,364
  Homewood, AL, GO, Warrants,
     5.00%, due 09/01/2014                               500,000        547,965
     5.00%, due 09/01/2015                               250,000        277,065
  Hoover, AL, Special Tax, Warrants,
     5.00%, due 02/15/2015                               370,000        386,946

ALABAMA TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

ALABAMA FIXED RATE REVENUE AND
GENERAL OBLIGATION (GO) BONDS - 94.1%
(CONTINUED)                                            PAR VALUE       VALUE
--------------------------------------------------------------------------------
  Houston Co., AL, GO,
     5.60%, due 10/15/2014                            $  300,000   $    317,067
  Huntsville, AL, Capital Improvements, GO,
     3.25%, due 11/01/2010                               100,000        102,157
  Huntsville, AL, Electric Systems, Rev.,
     4.00%, due 12/01/2013                               300,000        315,648
  Huntsville, AL, GO,
     5.50%, due 08/01/2009                               400,000        410,820
     5.00%, due 08/01/2011                               500,000        535,355
     5.25%, due 11/01/2012                               250,000        253,200
     5.125%, due 05/01/2020                              300,000        312,246
  Jefferson Co., AL, Sewer Rev.,
     5.00%, due 02/01/2041, Prerefunded
        02/01/2011 @ 101                                 225,000        240,554
  Madison Co., AL, Board of Education, Capital
    Outlay Tax Antic. Warrants,
     5.20%, due 03/01/2011                               400,000        415,924
     5.20%, due 03/01/2014                               250,000        260,345
  Madison, AL, Warrants,
     4.40%, due 02/01/2011                               200,000        204,374
     4.85%, due 02/01/2013                               400,000        408,932
  Mobile, AL, GO,
     4.50%, due 08/01/2013                               100,000        107,285
     4.75%, due 02/15/2014                               400,000        421,700
     5.20%, due 08/15/2018                               500,000        524,000
  Mobile, AL, Water & Sewer, Rev.,
     5.25%, due 01/01/2014                               300,000        314,916
  Montgomery, AL, GO,
     5.00%, due 11/01/2015                               300,000        315,459
  Montgomery, AL, Special Care Facilities, Rev.,
     5.375%, due 09/01/2016                              300,000        329,703
  Montgomery, AL, Waterworks & Sanitation, Rev.,
     5.25%, due 09/01/2011                               350,000        375,354
  Mountain Brook, AL, City Board of Education,
    Capital Outlay Warrants,
     4.80%, due 02/15/2011                               405,000        405,765
  Opelika, AL, GO,
     4.00%, due 03/01/2010                               210,000        215,456

ALABAMA TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

ALABAMA FIXED RATE REVENUE AND
GENERAL OBLIGATION (GO)
BONDS - 94.1% (CONTINUED)                               PAR VALUE       VALUE
--------------------------------------------------------------------------------
  Scottsboro, AL, Waterworks Sewer & Gas
    Board, Rev.,
     4.35%, due 08/01/2011                            $  200,000   $    201,260
  Shelby Co., AL, Board of Education, Rev.
    Warrants,
     4.80%, due 02/01/2011                               500,000        505,995
  St. Clair Co., AL, GO,
     4.00%, due 08/01/2013                               145,000        152,388
     4.00%, due 08/01/2014                               205,000        215,742
  Trussville, AL, Warrants,
     4.30%, due 10/01/2010                               400,000        416,296
  Tuscaloosa, AL, Board of Education, Special
    Tax Warrants,
     4.85%, due 02/15/2013                               300,000        300,624
  Tuscaloosa, AL, GO, Warrants,
     4.30%, due 10/01/2009                               425,000        436,322
     4.25%, due 02/15/2011                               145,000        151,128
     5.45%, due 01/01/2014                               500,000        527,450
     5.55%, due 01/01/2015, Prerefunded
        01/01/2010 @ 101                                 400,000        422,356
  Tuscaloosa, AL, Public Building Auth.,
    Student Housing Rev.,
     4.00%, due 07/01/2013                               350,000        356,657
  University of Alabama, AL, General Fee Rev.,
     4.10%, due 12/01/2013                               240,000        246,753
  University of Alabama, AL, Series A, Rev.,
     4.00%, due 10/01/2010                               375,000        388,879
     5.00%, due 07/01/2017                               245,000        273,268
  Vestavia Hills, AL, Warrants,
     5.00%, due 02/01/2012                               565,000        605,036
                                                                   ------------

TOTAL ALABAMA FIXED RATE REVENUE AND GENERAL OBLIGATION (GO)
BONDS (Cost $25,220,862)                                           $ 25,804,222
                                                                   ------------

ALABAMA TAX-FREE BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 4.8%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Alpine Municipal Money Market Fund - Class I,
   1.779% (a) (Cost $1,320,698)                        1,320,698   $  1,320,698
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 98.9% (Cost $26,541,560)              $ 27,124,920

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                            311,826
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $ 27,436,746
                                                                   ============


ETM - Escrow to Maturity.

(a) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to schedules of investments.

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

The portfolio securities of The Government Street Equity Fund, The Government Street Mid-Cap Fund and The Alabama Tax Free Bond Fund are valued as of the close of business of the regular session of the New York Stock Exchange
(normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's investments as of December 31, 2008:

                                                THE GOVERNMENT    THE GOVERNMENT     THE ALABAMA
                                                 STREET EQUITY    STREET MID-CAP    TAX FREE BOND
VALUATION INPUTS                                      FUND             FUND              FUND
---------------------------------------------    ------------      ------------      ------------
Level 1 - Quoted Prices                          $ 42,581,794      $ 21,919,235      $  1,320,698
Level 2 - Other Significant Observable Inputs       1,280,000         1,131,000        25,804,222
                                                 -------------     -------------     -------------
Total                                            $ 43,861,794      $ 23,050,235      $ 27,124,920
                                                 =============     =============     =============

THE GOVERNMENT STREET FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
================================================================================

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2008:

                                                        THE            THE
                                                    GOVERNMENT      GOVERNMENT      THE ALABAMA
                                                   STREET EQUITY  STREET MID-CAP     TAX FREE
                                                       FUND            FUND          BOND FUND
                                                   ------------    ------------    ------------
      Cost of portfolio investments                $ 38,229,516    $ 25,123,765    $ 26,609,081
                                                   ============    ============    ============
      Gross unrealized appreciation                $ 13,393,581    $  2,716,831    $    559,991

      Gross unrealized depreciation                  (7,761,303)     (4,790,361)        (44,152)
                                                   ------------    ------------    ------------
      Net unrealized appreciation (depreciation)   $  5,632,278    $ (2,073,530)   $    515,839
                                                   ============    ============    ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Government Street Equity Fund and The
Alabama Tax Free Bond Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 51.4%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 2.5%
   GameStop Corporation - Class A (a)                      6,500   $    140,790
   McDonald's Corporation                                  3,800        236,322
   NIKE, Inc. - Class B                                    3,400        173,400
                                                                   ------------
                                                                        550,512
                                                                   ------------
CONSUMER STAPLES - 8.0%
   Avon Products, Inc.                                     5,700        136,971
   Coca-Cola Company (The)                                 4,000        181,080
   Constellation Brands, Inc. - Class A (a)               10,700        168,739
   CVS Caremark Corporation                                7,300        209,802
   General Mills, Inc.                                     2,900        176,175
   Kroger Company (The)                                    9,000        237,690
   PepsiCo, Inc.                                           4,600        251,942
   Procter & Gamble Company (The)                          3,800        234,916
   Wal-Mart Stores, Inc.                                   3,300        184,998
                                                                   ------------
                                                                      1,782,313
                                                                   ------------
ENERGY - 6.0%
   Apache Corporation                                      2,200        163,966
   Chevron Corporation                                     2,700        199,719
   ConocoPhillips                                          3,200        165,760
   Exxon Mobil Corporation                                 2,300        183,609
   Noble Corporation                                       6,500        143,390
   Occidental Petroleum Corporation                        3,500        209,965
   Schlumberger Ltd.                                       3,350        141,806
   Transocean Ltd. (a)                                     2,450        115,762
                                                                   ------------
                                                                      1,323,977
                                                                   ------------
FINANCIALS - 4.2%
   AFLAC, Inc.                                             3,900        178,776
   Aon Corporation                                         4,200        191,856
   Bank of America Corporation                             5,000         70,400
   Northern Trust Corporation                              2,500        130,350
   State Street Corporation                                3,300        129,789
   Travelers Companies, Inc. (The)                         5,100        230,520
                                                                   ------------
                                                                        931,691
                                                                   ------------
HEALTH CARE - 10.7%
   Abbott Laboratories                                     3,800        202,806
   Aetna, Inc.                                             5,500        156,750
   Amgen, Inc. (a)                                         3,300        190,575
   Bristol-Myers Squibb Company                            7,000        162,750
   Express Scripts, Inc. (a)                               4,000        219,920

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 51.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 10.7% (CONTINUED)
   Genzyme Corporation (a)                                 3,700   $    245,569
   Gilead Sciences, Inc. (a)                               5,200        265,928
   Johnson & Johnson                                       3,800        227,354
   McKesson Corporation                                    5,000        193,650
   Teva Pharmaceutical Industries Ltd. - ADR               5,800        246,906
   Thermo Fisher Scientific, Inc. (a)                      5,600        190,792
   WellPoint, Inc. (a)                                     1,800         75,834
                                                                   ------------
                                                                      2,378,834
                                                                   ------------
INDUSTRIALS - 6.4%
   Dover Corporation                                       5,100        167,892
   General Dynamics Corporation                            3,000        172,770
   General Electric Company                                9,000        145,800
   ITT Corporation                                         4,100        188,559
   Lockheed Martin Corporation                             2,500        210,200
   Norfolk Southern Corporation                            3,500        164,675
   Northrop Grumman Corporation                            4,000        180,160
   United Technologies Corporation                         3,500        187,600
                                                                   ------------
                                                                      1,417,656
                                                                   ------------
INFORMATION TECHNOLOGY - 10.1%
   Accenture Ltd. - Class A                                6,200        203,298
   Alliance Data Systems Corporation (a)                   3,000        139,590
   Cisco Systems, Inc. (a)                                14,300        233,090
   Google, Inc. - Class A (a)                                475        146,134
   Harris Corporation                                      5,300        201,665
   Hewlett-Packard Company                                 5,400        195,966
   Intel Corporation                                       9,000        131,940
   International Business Machines Corporation             2,300        193,568
   Microsoft Corporation                                  12,200        237,168
   Oracle Corporation (a)                                 10,500        186,165
   QUALCOMM, Inc.                                          5,300        189,899
   Symantec Corporation (a)                               13,000        175,760
                                                                   ------------
                                                                      2,234,243
                                                                   ------------
MATERIALS - 1.5%
   Monsanto Company                                        2,300        161,805
   Praxair, Inc.                                           2,800        166,208
                                                                   ------------
                                                                        328,013
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.0%
   AT&T, Inc.                                              8,000        228,000
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 51.4% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
UTILITIES - 1.0%
   Public Service Enterprise Group, Inc.                   7,500   $    218,775
                                                                   ------------

TOTAL COMMON STOCKS (Cost $11,142,705)                             $ 11,394,014
                                                                   ------------

--------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS - 2.4%                              SHARES       VALUE
--------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR
   Fund (The)                                              8,800   $    189,816
Financial Select Sector SPDR Fund (The)                   27,500        347,050
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS (Cost $767,228)                        $    536,866
                                                                   ------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 6.2%                       PAR VALUE       VALUE
--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 6.2%
   4.00%, 02/15/2014                                  $  250,000   $    283,359
   4.25%, 11/15/2014                                     550,000        636,324
   4.25%, 11/15/2017                                     400,000        465,969
                                                                   ------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,202,982)                  $  1,385,652
                                                                   ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 10.2%           PAR VALUE       VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 8.0%
   6.625%, due 09/15/2009                             $1,000,000   $  1,041,399
   5.125%, due 07/15/2012                                150,000        165,687
   5.25%, due 04/18/2016                                 500,000        569,353
                                                                   ------------
                                                                      1,776,439
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.2%
   7.25%, due 01/15/2010                                 250,000        266,940
   5.50%, due 03/15/2011                                 200,000        218,673
                                                                   ------------
                                                                        485,613
                                                                   ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,084,713)       $  2,262,052
                                                                   ------------

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 7.7%                      PAR VALUE       VALUE
--------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.7%
   Pool #E90624, 6.00%, due 08/01/2017                $   21,327   $     22,113
   Pool #A43942, 5.50%, due 03/01/2036                   345,029        353,561
                                                                   ------------
                                                                        375,674
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES - 7.7% (CONTINUED)          PAR VALUE       VALUE
--------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 5.9%
   Pool #618465, 5.00%, due 12/01/2016                $  168,937   $    173,658
   Pool #684231, 5.00%, due 01/01/2018                   236,374        242,980
   Pool #255455, 5.00%, due 10/01/2024                   233,675        239,520
   Pool #255702, 5.00%, due 05/01/2025                   381,228        390,555
   Pool #808413, 5.50%, due 01/01/2035                   248,337        254,828
                                                                   ------------
                                                                      1,301,541
                                                                   ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.1%
   Pool #781344, 6.50%, due 10/15/2031                    33,677         35,082
                                                                   ------------

TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,662,863)                 $  1,712,297
                                                                   ------------

--------------------------------------------------------------------------------
CORPORATE BONDS - 20.3%                                PAR VALUE       VALUE
--------------------------------------------------------------------------------
CONSUMER STAPLES - 2.1%
   Coca-Cola Company (The),
      5.35%, due 11/15/2017                           $  250,000   $    269,727
   PepsiCo, Inc.,
      4.65%, due 02/15/2013                              200,000        205,636
                                                                   ------------
                                                                        475,363
                                                                   ------------
ENERGY - 1.6%
   Burlington Resources, Inc.,
      6.68%, due 02/15/2011                              350,000        360,633
                                                                   ------------
FINANCIALS - 5.7%
   American Express Company,
      4.875%, due 07/15/2013                             150,000        139,238
   BB&T Corporation,
      6.50%, due 08/01/2011                              325,000        328,962
   Goldman Sachs Group, Inc.,
      6.65%, due 05/15/2009                              250,000        250,846
   JPMorgan Chase & Company,
      6.75%, due 02/01/2011                              300,000        307,552
   Morgan Stanley,
      5.30%, due 03/01/2013                              250,000        226,723
                                                                   ------------
                                                                      1,253,321
                                                                   ------------
HEALTH CARE - 0.9%
   GlaxoSmithKline PLC,
      5.65%, due 05/15/2018                              200,000        210,066
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
CORPORATE BONDS - 20.3% (CONTINUED)                    PAR VALUE       VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 3.9%
   Alcoa, Inc.,
      6.50%, due 06/01/2011                           $  250,000   $    238,593
   Dover Corporation,
      6.50%, due 02/15/2011                              345,000        352,666
   United Technologies Corporation,
      6.10%, due 05/15/2012                              250,000        265,930
                                                                   ------------
                                                                        857,189
                                                                   ------------
INFORMATION TECHNOLOGY - 0.8%
   International Business Machines Corporation,
      4.375%, due 06/01/2009                             175,000        175,626
                                                                   ------------

TELECOMMUNICATION SERVICES - 3.9%
   AT&T, Inc.,
      4.95%, due 01/15/2013                              250,000        251,382
   Deutsche Telekom AG,
      8.00%, due 06/15/2010                              300,000        309,022
   GTE Northwest, Inc.,
      6.30%, due 06/01/2010                              300,000        300,916
                                                                   ------------
                                                                        861,320
                                                                   ------------
UTILITIES - 1.4%
   FPL Group Capital, Inc.,
      7.375%, due 06/01/2009                             300,000        303,659
                                                                   ------------

TOTAL CORPORATE BONDS (Cost $4,467,778)                            $  4,497,177
                                                                   ------------

THE JAMESTOWN BALANCED FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 1.8%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Fidelity Institutional Money Market Portfolio -
   Select Class, 2.02% (b) (Cost $395,820)               395,820   $    395,820
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 100.0% (Cost $21,724,089)             $ 22,183,878

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%)                           (7,149)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 22,176,729
                                                                   ============

ADR - American Depositary Receipt.

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to schedules of investments.

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 91.7%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 4.5%
   GameStop Corporation - Class A (a)                     11,200   $    242,592
   McDonald's Corporation                                  6,700        416,673
   NIKE, Inc. - Class B                                    5,700        290,700
                                                                   ------------
                                                                        949,965
                                                                   ------------
CONSUMER STAPLES - 14.4%
   Avon Products, Inc.                                     9,800        235,494
   Coca-Cola Company (The)                                 6,850        310,099
   Constellation Brands, Inc. - Class A (a)               19,100        301,207
   CVS Caremark Corporation                               12,200        350,628
   General Mills, Inc.                                     5,000        303,750
   Kroger Company (The)                                   15,000        396,150
   PepsiCo, Inc.                                           7,400        405,298
   Procter & Gamble Company (The)                          6,500        401,830
   Wal-Mart Stores, Inc.                                   5,450        305,527
                                                                   ------------
                                                                      3,009,983
                                                                   ------------
ENERGY - 10.2%
   Apache Corporation                                      3,600        268,308
   Chevron Corporation                                     4,700        347,659
   ConocoPhillips                                          4,300        222,740
   Exxon Mobil Corporation                                 3,800        303,354
   Noble Corporation                                      10,750        237,145
   Occidental Petroleum Corporation                        5,500        329,945
   Schlumberger Ltd.                                       5,200        220,116
   Transocean Ltd. (a)                                     4,400        207,900
                                                                   ------------
                                                                      2,137,167
                                                                   ------------
FINANCIALS - 8.3%
   AFLAC, Inc.                                             6,700        307,128
   Aon Corporation                                         7,000        319,760
   Hudson City Bancorp, Inc.                              16,800        268,128
   Northern Trust Corporation                              4,700        245,058
   State Street Corporation                                5,500        216,315
   Travelers Companies, Inc. (The)                         8,300        375,160
                                                                   ------------
                                                                      1,731,549
                                                                   ------------
HEALTH CARE - 19.1%
   Abbott Laboratories                                     6,400        341,568
   Aetna, Inc.                                             8,800        250,800
   Amgen, Inc. (a)                                         5,600        323,400
   Bristol-Myers Squibb Company                           12,600        292,950
   Express Scripts, Inc. (a)                               6,700        368,366

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 91.7% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 19.1% (CONTINUED)
   Genzyme Corporation (a)                                 6,300   $    418,131
   Gilead Sciences, Inc. (a)                               8,500        434,690
   Johnson & Johnson                                       5,700        341,031
   McKesson Corporation                                    8,500        329,205
   Teva Pharmaceutical Industries Ltd. - ADR              10,300        438,471
   Thermo Fisher Scientific, Inc. (a)                      9,500        323,665
   WellPoint, Inc. (a)                                     3,250        136,922
                                                                   ------------
                                                                      3,999,199
                                                                   ------------
INDUSTRIALS - 11.0%
   Dover Corporation                                       8,500        279,820
   General Dynamics Corporation                            4,900        282,191
   General Electric Company                               10,000        162,000
   ITT Corporation                                         7,200        331,128
   Lockheed Martin Corporation                             4,200        353,136
   Norfolk Southern Corporation                            5,800        272,890
   Northrop Grumman Corporation                            6,800        306,272
   United Technologies Corporation                         5,800        310,880
                                                                   ------------
                                                                      2,298,317
                                                                   ------------
INFORMATION TECHNOLOGY - 18.1%
   Accenture Ltd. - Class A                               10,500        344,295
   Alliance Data Systems Corporation (a)                   5,800        269,874
   Cisco Systems, Inc. (a)                                23,800        387,940
   Google, Inc. - Class A (a)                                800        246,120
   Harris Corporation                                      9,200        350,060
   Hewlett-Packard Company                                 9,050        328,425
   Intel Corporation                                      15,000        219,900
   International Business Machines Corporation             4,000        336,640
   Microsoft Corporation                                  20,300        394,632
   Oracle Corporation (a)                                 17,300        306,729
   QUALCOMM, Inc.                                          9,000        322,470
   Symantec Corporation (a)                               20,500        277,160
                                                                   ------------
                                                                      3,784,245
                                                                   ------------
MATERIALS - 2.6%
   Monsanto Company                                        3,800        267,330
   Praxair, Inc.                                           4,600        273,056
                                                                   ------------
                                                                        540,386
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.7%
   AT&T, Inc.                                             13,000        370,500
                                                                   ------------

THE JAMESTOWN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 91.7% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
UTILITIES - 1.8%
   Public Service Enterprise Group, Inc.                  13,000   $    379,210
                                                                   ------------

TOTAL COMMON STOCKS (Cost $19,091,103)                             $ 19,200,521
                                                                   ------------

--------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS - 4.0%                              SHARES       VALUE
--------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR
   Fund (The)                                             14,400   $    310,608
Financial Select Sector SPDR Fund (The)                   42,500        536,350
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,222,457)                      $    846,958
                                                                   ------------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 2.1%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Fidelity Institutional Money Market Portfolio -
   Select Class, 2.02% (b) (Cost $429,875)               429,875   $    429,875
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 1.5%                           PAR VALUE       VALUE
--------------------------------------------------------------------------------
U.S. Bank N.A., 0.01%, dated 12/31/2008, due
   01/02/2009, repurchase proceeds: $312,758
   (Cost $312,758) (c)                                $  312,758   $    312,758
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.3% (Cost $21,056,193)              $ 20,790,112

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                            138,575
                                                                   ------------

NET ASSETS - 100.0%                                                $ 20,928,687
                                                                   ============

ADR - American Depositary Receipt.


(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.
(c) Repurchase agreement is fully collateralized by $312,758 FGCI #E01424, 4.00%, due 08/01/2018. The aggregate market value of the collateral at December 31, 2008 was $319,055.

See accompanying notes to schedules of investments.

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 92.0%                                     SHARES       VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.8%
   GameStop Corporation - Class A (a)                      6,500   $    140,790
   Limited Brands, Inc.                                   13,900        139,556
   McDonald's Corporation                                  5,000        310,950
   NIKE, Inc. - Class B                                    3,590        183,090
   Snap-On, Inc.                                           5,590        220,134
   TJX Companies, Inc. (The)                               9,980        205,289
                                                                   ------------
                                                                      1,199,809
                                                                   ------------
CONSUMER STAPLES - 13.5%
   Avon Products, Inc.                                     7,890        189,597
   Coca-Cola Company (The)                                 4,400        199,188
   Constellation Brands, Inc. - Class A (a)               13,300        209,741
   CVS Caremark Corporation                                8,620        247,739
   Kroger Company (The)                                   11,850        312,958
   Procter & Gamble Company (The)                          3,240        200,297
   Sara Lee Corporation                                   18,650        182,583
   Wal-Mart Stores, Inc.                                   5,230        293,194
                                                                   ------------
                                                                      1,835,297
                                                                   ------------
ENERGY - 8.8%
   Apache Corporation                                      2,950        219,864
   Chevron Corporation                                     3,220        238,183
   Murphy Oil Corporation                                  3,640        161,434
   Noble Corporation                                       6,600        145,596
   Occidental Petroleum Corporation                        4,190        251,358
   Transocean Ltd. (a)                                     3,840        181,440
                                                                   ------------
                                                                      1,197,875
                                                                   ------------
FINANCIALS - 8.0%
   AFLAC, Inc.                                             4,620        211,781
   Aon Corporation                                         4,650        212,412
   Bank of New York Mellon Corporation (The)               6,700        189,811
   Hudson City Bancorp, Inc.                              15,700        250,572
   Torchmark Corporation                                   4,850        216,795
                                                                   ------------
                                                                      1,081,371
                                                                   ------------
HEALTH CARE - 19.1%
   Abbott Laboratories                                     4,050        216,149
   Aetna, Inc.                                             7,025        200,213
   Amgen, Inc. (a)                                         3,580        206,745
   Baxter International, Inc.                              3,280        175,775
   Bristol-Myers Squibb Company                            7,670        178,327
   Express Scripts, Inc. (a)                               4,600        252,908

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 92.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 19.1% (CONTINUED)
   Genzyme Corporation (a)                                 3,530   $    234,286
   Gilead Sciences, Inc. (a)                               4,680        239,335
   Johnson & Johnson                                       3,950        236,329
   McKesson Corporation                                    5,710        221,148
   Medco Health Solutions, Inc. (a)                        4,700        196,977
   Thermo Fisher Scientific, Inc. (a)                      6,750        229,972
                                                                   ------------
                                                                      2,588,164
                                                                   ------------
INDUSTRIALS - 7.5%
   General Dynamics Corporation                            3,820        219,994
   Goodrich Corporation                                    5,040        186,581
   Northrop Grumman Corporation                            3,900        175,656
   Republic Services, Inc.                                10,000        247,900
   Union Pacific Corporation                               3,850        184,030
                                                                   ------------
                                                                      1,014,161
                                                                   ------------
INFORMATION TECHNOLOGY - 19.0%
   Accenture Ltd. - Class A                                8,400        275,436
   Alliance Data Systems Corporation (a)                   3,940        183,328
   BMC Software, Inc. (a)                                  7,180        193,214
   Broadcom Corporation - Class A (a)                     10,550        179,033
   Fiserv, Inc. (a)                                        4,900        178,213
   Harris Corporation                                      6,090        231,725
   Hewlett-Packard Company                                 7,200        261,288
   International Business Machines Corporation             2,800        235,648
   Microsoft Corporation                                   9,370        182,153
   Oracle Corporation (a)                                 13,765        244,053
   QLogic Corporation (a)                                 14,500        194,880
   Symantec Corporation (a)                               16,700        225,784
                                                                   ------------
                                                                      2,584,755
                                                                   ------------
MATERIALS - 4.0%
   FMC Corporation                                         4,400        196,812
   Monsanto Company                                        2,350        165,322
   Pactiv Corporation (a)                                  7,200        179,136
                                                                   ------------
                                                                        541,270
                                                                   ------------
TELECOMMUNICATION SERVICES - 1.8%
   Embarq Corporation                                      6,800        244,528
                                                                   ------------

THE JAMESTOWN SELECT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 92.0% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
UTILITIES - 1.5%
   CMS Energy Corporation                                 20,100   $    203,010
                                                                   ------------

TOTAL COMMON STOCKS (Cost $15,259,924)                             $ 12,490,240
                                                                   ------------

--------------------------------------------------------------------------------
EXCHANGE-TRADED FUNDS - 3.7%                              SHARES       VALUE
--------------------------------------------------------------------------------
Energy Select Sector SPDR Fund (The)                       3,960   $    189,447
Financial Select Sector SPDR Fund (The)                   25,100        316,762
                                                                   ------------
TOTAL EXCHANGE-TRADED FUNDS (Cost $786,630)                        $    506,209
                                                                   ------------

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 4.1%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Fidelity Institutional Money Market Portfolio -
   Select Class, 2.02% (b) (Cost $561,043)               561,043   $    561,043
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 99.8% (Cost $16,607,597)              $ 13,557,492

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%                             29,284
                                                                   ------------

NET ASSETS - 100.0%                                                $ 13,586,776
                                                                   ============

(a)   Non-income producing security.
(b) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to schedules of investments.

THE JAMESTOWN TAX-EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
VIRGINIA REVENUE AND GENERAL OBLIGATION (GO)
BONDS - 94.2%                                          PAR VALUE       VALUE
--------------------------------------------------------------------------------
   Alexandria, Virginia, GO,
      5.00%, due 06/15/2011, prerefunded
        06/15/2010 @ 101                              $1,000,000   $  1,065,320
   Arlington Co., Virginia, GO,
      4.10%, due 11/01/2018                              500,000        515,820
   Capital Region Airport Commission, Virginia,
     Airport Revenue,
      4.50%, due 07/01/2016                              520,000        550,872
   Chesterfield Co., Virginia, GO,
      5.00%, due 01/01/2020                              700,000        756,980
   Fairfax Co., Virginia, Economic Dev.
     Authority, Revenue,
      5.00%, due 06/01/2018                            1,000,000      1,051,390
   Fairfax Co., Virginia, GO,
      5.00%, due 10/01/2011                              700,000        756,679
   Fauquier Co., Virginia, GO,
      5.00%, due 07/01/2017                              500,000        559,450
   Hampton, Virginia, GO,
      5.50%, due 02/01/2012, prerefunded
        02/01/2010 @ 102                               1,000,000      1,068,760
      5.00%, due 04/01/2020                              500,000        515,655
   Hanover Co., Virginia, GO,
      5.125%, due 07/15/2013, prerefunded
        07/15/2009 @ 101                               1,000,000      1,034,240
   Hanover Co., Virginia, Industrial Dev.
     Authority, Revenue,
      6.50%, due 08/15/2009                            1,000,000      1,016,870
   Henrico Co., Virginia, Public Improvement,
     Series A, GO,
      5.00%, due 12/01/2015                              250,000        284,042
   James City, Virginia, School District, GO,
      5.00%, due 12/15/2018                              500,000        533,100
   James City, Virginia, Service Authority, Water
     and Sewer, Revenue,
      5.125%, due 01/15/2017                           1,000,000      1,078,410
   Leesburg, Virginia, GO,
      5.00%, due 09/15/2016                              500,000        566,300
   Loudoun Co., Virginia, GO,
      5.00%, due 07/01/2012                              500,000        548,505

THE JAMESTOWN TAX-EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
VIRGINIA REVENUE AND GENERAL OBLIGATION (GO)
BONDS - 94.2% (CONTINUED)                              PAR VALUE       VALUE
--------------------------------------------------------------------------------
   Loudoun Co., Virginia, Industrial Dev.
     Authority, Public Facility Lease, Revenue,
      5.00%, due 03/01/2019                           $1,000,000   $  1,034,590
   Lynchburg, Virginia, GO,
      5.00%, due 06/01/2015                              500,000        565,535
   Medical College of Virginia, Hospitals
     Authority, Revenue,
      5.00%, due 07/01/2013                              700,000        690,592
   New Kent Co., Virginia, Economic Dev.
     Authority, Revenue,
      5.00%, due 02/01/2019                              500,000        526,215
   New River Valley Regional Jail Authority,
     Revenue,
      4.00%, due 04/01/2011                              250,000        252,620
   Norfolk, Virginia, GO,
      4.50%, due 06/01/2015                              500,000        533,950
   Norfolk, Virginia, Water, Revenue,
      5.00%, due 11/01/2016                            1,000,000      1,043,460
   Portsmouth, Virginia, GO,
      5.00%, due 04/01/2016                              500,000        555,380
      5.00%, due 08/01/2017                              290,000        292,161
   Richmond, Virginia, Industrial Dev. Authority,
     Government Facilities, Revenue,
      4.75%, due 07/15/2010                              510,000        523,954
   Richmond, Virginia, Metropolitan Authority,
     Revenue,
      5.25%, due 07/15/2014                            1,000,000      1,067,370
   Southeastern Public Service Authority,
     Virginia, Revenue,
      5.00%, due 07/01/2015                            1,000,000      1,020,270
   Spotsylvania Co., Virginia, GO,
      5.00%, due 01/15/2016                              500,000        544,750
   University of Virginia, Revenue,
      5.25%, due 06/01/2012                            1,000,000      1,024,590
      5.00%, due 06/01/2013                              585,000        648,315
   Upper Occoquan, Virginia, Sewer Authority,
     Revenue,
      5.15%, due 07/01/2020                              250,000        273,158

THE JAMESTOWN TAX-EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
VIRGINIA REVENUE AND GENERAL OBLIGATION (GO)
BONDS - 94.2% (CONTINUED)                           PAR VALUE          VALUE
--------------------------------------------------------------------------------
   Virginia College Building Authority,
     Educational Facilities, Revenue,
      5.00%, due 02/01/2017                           $  500,000   $    541,875
      5.00%, due 04/01/2017                              500,000        532,675
   Virginia Commonwealth Transportation Board,
     Federal Highway Reimbursement Anticipation
     Note, Revenue,
      5.00%, due 09/28/2015                              500,000        564,055
   Virginia Polytechnic Institute & State
     University, Revenue,
      5.00%, due 06/01/2016                              500,000        551,780
   Virginia State Public Building Authority,
     Public Facilities, Series D, Revenue,
      5.00%, due 08/01/2016                            1,000,000      1,096,160
   Virginia State Public Building Authority,
     Revenue,
      5.00%, due 08/01/2012                              635,000        694,620
   Virginia State Public School Authority,
     Revenue,
      5.25%, due 08/01/2009                              995,000      1,020,830
   Virginia State Public School Authority,
     Series A, Revenue,
      5.00%, due 08/01/2020                              585,000        619,193
   Virginia State Public School Authority,
     Series B, Revenue,
      4.00%, due 08/01/2014                              400,000        426,904
   Virginia State Resource Authority,
     Infrastructure, Revenue,
      5.50%, due 05/01/2017, prerefunded
        05/01/2010 @ 101                                 400,000        426,944
      5.50%, due 05/01/2017                              100,000        105,108
   Virginia State, Series B, GO,
      5.00%, due 06/01/2012                              500,000        547,695
      5.00%, due 06/01/2017                              250,000        283,875
                                                                   ------------

TOTAL VIRGINIA REVENUE AND GENERAL OBLIGATION (GO)
BONDS (Cost $29,255,022)                                           $ 29,911,017
                                                                   ------------

THE JAMESTOWN TAX-EXEMPT VIRGINIA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
MONEY MARKET FUNDS - 4.4%                                 SHARES       VALUE
--------------------------------------------------------------------------------
Fidelity Tax Exempt Portfolio - Class I, 0.99% (a)
   (Cost $1,405,984)                                   1,405,984   $  1,405,984
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 98.6% (Cost $30,661,006)              $ 31,317,001

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%                            432,195
                                                                   ------------

NET ASSETS - 100.0%                                                $ 31,749,196
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of December 31, 2008.

See accompanying notes to schedules of investments.

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)

--------------------------------------------------------------------------------
COMMON STOCKS - 95.8%                                     SHARES       VALUE
--------------------------------------------------------------------------------
BELGIUM - 0.9%
   UCB SA (a)                                              3,148   $    102,683
                                                                   ------------

DENMARK - 1.4%
   Novo Nordisk A/S - Class B (a)                          3,091        159,446
                                                                   ------------
FINLAND - 1.2%
   Nokia Corporation (a)                                   6,386        100,211
   Nokia Corporation - ADR                                 2,751         42,916
                                                                   ------------
                                                                        143,127
                                                                   ------------
FRANCE - 13.5%
   Air Liquide SA (a)                                        877         81,640
   Alcatel-Lucent (a)                                     11,656         25,231
   Bouygues SA (a)                                            99          4,200
   Cap Gemini SA (a)                                       2,114         81,742
   Carrefour SA (a)                                        2,957        114,301
   Casino Guichard-Perrachon SA (a)                          988         75,300
   Compagnie de Saint-Gobain (a)                           2,010         94,973
   France Telecom SA (a)                                   2,982         83,116
   GDF Suez (a) (b)                                        6,153        305,417
   Groupe DANONE (a)                                       1,407         85,010
   PPR SA (a)                                              1,128         73,856
   Sanofi-Aventis (a)                                      1,501         96,009
   Schneider Electric SA (a)                                 965         71,848
   Suez Environnement SA (a) (b)                           1,613         27,241
   Total SA (a)                                            3,322        182,641
   Veolia Environnement (a)                                1,369         43,182
   Vivendi Universal SA (a)                                3,713        121,021
                                                                   ------------
                                                                      1,566,728
                                                                   ------------
GERMANY - 12.0%
   Allianz AG (a)                                          1,235        131,230
   Bayer AG (a)                                            2,902        168,444
   Deutsche Bank AG (a)                                    2,864        114,196
   Deutsche Postbank AG (a)                                2,898         63,733
   Merck KGaA (a)                                            671         60,037
   Metro AG (a)                                            1,832         73,264
   Muenchener Rueckversicherungs-Gesellschaft
      AG (a)                                                 982        150,462

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 95.8% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
GERMANY - 12.0% (CONTINUED)
   SAP AG (a)                                             11,312   $    407,307
   Siemens AG (a)                                          2,927        220,814
                                                                   ------------
                                                                      1,389,487
                                                                   ------------
GREECE - 1.0%
   Hellenic Telecommunications
      Organization SA (a) (b)                              6,752        112,176
                                                                   ------------

HONG KONG - 0.3%
   Bank of East Asia Ltd. (The) (a)                       16,200         34,172
                                                                   ------------

ITALY - 4.4%
   Assicurazioni Generali SpA (a)                          4,699        129,737
   Enel SpA (a)                                           16,675        107,413
   ENI SpA (a)                                             9,979        240,131
   UniCredito Italiano SpA (a)                            15,256         38,789
                                                                   ------------
                                                                        516,070
                                                                   ------------
JAPAN - 27.6%
   Bank of Yokohama Ltd. (The) (a)                        20,000        117,975
   Canon, Inc. (a)                                         2,350         74,459
   Daiwa Securites Group, Inc. (a)                        11,000         66,037
   East Japan Railway Company                                 26        197,617
   FANUC LTD. (a)                                          2,600        186,347
   FAST RETAILING COMPANY Ltd. (a)                         1,100        161,406
   JSR Corporation (a)                                     5,500         61,876
   KEYENCE CORPORATION (a)                                   850        174,685
   MARUI COMPANY LTD. (a)                                  5,800         33,887
   Mitsubishi Estate Company Ltd. (a)                     14,000        231,264
   Mitsubishi UFJ Financial Group, Inc. (a)               28,300        177,870
   Nomura Holdings, Inc. (a)                              13,300        110,740
   NTT Data Corporation (a)                                   50        201,453
   NTT DoCoMo, Inc. (a)                                       74        145,655
   ORIX Corporation (a)                                    1,880        107,350
   Panasonic Corporation (a)                               8,000         98,338
   Seven & I Holdings Company Ltd. (a) (b)                 5,700        195,918
   Sharp Corporation (a)                                   9,000         64,876
   Sony Corporation (a)                                    6,400        139,980
   SUMCO Corporation (a) (b)                               4,500         57,170
   Sumitomo Mitsui Financial Group, Inc.                      29        120,287
   T&D Holdings, Inc. (a) (b)                              2,200         93,117
   Takeda Pharmaceutical Company Ltd. (a) (b)              1,300         67,759

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 95.8% (CONTINUED)                         SHARES       VALUE
--------------------------------------------------------------------------------
JAPAN - 27.6% (CONTINUED)
   TDK CORPORATION (a)                                     1,200   $     44,336
   Tokio Marine Holdings, Inc. (a)                         5,800        171,851
   TOKYU CORPORATION (a) (b)                              21,000        105,879
                                                                   ------------
                                                                      3,208,132
                                                                   ------------
KOREA (REPUBLIC OF) - 0.5%
   Hyundai Motor Company (a)                               1,930         61,755
                                                                   ------------

NETHERLANDS - 6.0%
   Aegon NV (a)                                            5,024         31,715
   ING Groep NV (a)                                        3,276         36,055
   Koninklijke (Royal) KPN NV (a)                         25,913        376,734
   Koninklijke (Royal) Philips Electronics NV (a)          5,039         99,907
   Unilever NV (a)                                         6,317        153,111
                                                                   ------------
                                                                        697,522
                                                                   ------------
NORWAY - 0.9%
   Statoil ASA (a)                                         6,280        105,032
                                                                   ------------

PORTUGAL - 0.6%
   EDP - Energias de Portugal SA (a)                      18,498         69,589
                                                                   ------------

SINGAPORE - 1.2%
   Capitaland Ltd. (a)                                    19,000         41,457
   DBS Group Holdings Ltd. (a)                            17,000        100,136
                                                                   ------------
                                                                        141,593
                                                                   ------------
SPAIN - 3.6%
   Repsol YPF SA (a)                                      11,907        254,216
   Telefonica SA (a)                                       7,490        169,062
                                                                   ------------
                                                                        423,278
                                                                   ------------
SWEDEN - 1.6%
   Nordea Bank AB (a)                                     16,253        115,846
   Telefonaktiebolaget LM Ericsson - B Shares (a)          8,143         63,482
                                                                   ------------
                                                                        179,328
                                                                   ------------
SWITZERLAND - 5.0%
   Credit Suisse Group (a)                                 3,059         85,727
   Novartis AG (a)                                         4,521        226,418
   Roche Holdings AG (a) (b)                               1,105        171,073
   Swiss Re (a)                                              708         34,668
   Zurich Financial Services AG (a)                          308         67,292
                                                                   ------------
                                                                        585,178
                                                                   ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
COMMON STOCKS - 95.8% (CONTINUED)                      SHARES          VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - 14.1%
   Anglo American PLC (a)                                  2,051   $     47,926
   AstraZeneca PLC (a)                                     2,722        111,358
   BAE Systems PLC (a) (b)                                 9,642         52,299
   Berkeley Group PLC (The) (a)                            3,524         45,252
   Cadbury Schweppes PLC (a)                               9,750         86,013
   Carnival PLC (a)                                        1,511         33,281
   GlaxoSmithKline PLC (a)                                13,827        257,051
   J Sainsbury PLC (a)                                    24,006        114,732
   Kingfisher PLC (a)                                     27,358         53,813
   Land Securities Group PLC (a)                           3,437         46,259
   Lloyds TSB Group PLC (a)                               22,261         42,134
   Premier Foods PLC (a)                                  25,681         11,319
   Prudential PLC (a)                                     14,712         89,145
   Rolls-Royce Group PLC (a)                              16,024         77,979
   Royal Dutch Shell PLC - A Shares (a)                    8,762        231,664
   Royal Dutch Shell PLC - B Shares (a)                    4,725        119,702
   Smiths Group PLC (a)                                    4,519         58,036
   Whitbread PLC (a)                                       4,874         64,963
   William Morrison Supermarkets PLC (a)                  23,536         95,144
   Woolworths Group PLC (a)                               52,936             --
                                                                   ------------
                                                                      1,638,070
                                                                   ------------

TOTAL COMMON STOCKS (Cost $13,173,058)                             $ 11,133,366
                                                                   ------------

THE JAMESTOWN INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

--------------------------------------------------------------------------------
RIGHTS - 0.1%                                             SHARES       VALUE
--------------------------------------------------------------------------------
DBS Group Holdings Ltd. - Rights (b)
   (Cost $23,499)                                          8,500   $     15,929
                                                                   ------------

TOTAL INVESTMENTS AT VALUE - 95.9% (Cost $13,196,557)              $ 11,149,295

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.1%                            474,982
                                                                   ------------

NET ASSETS - 100.0%                                                $ 11,624,277
                                                                   ============

ADR - American Depositary Receipt.

(a) Fair value priced (Note 1). Fair valued securities totaled $10,772,546 at December 31, 2008, representing 92.7% of net assets.
(b)   Non-income producing security.

See accompanying notes to schedules of investments.

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
DECEMBER 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

1.    SECURITIES VALUATION

The portfolio securities of The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Select Fund, The Jamestown Tax Exempt Virginia Fund and The Jamestown International Equity Fund (individually, a "Fund," and, collectively, the "Funds") are each valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange are generally valued based upon the closing price on the principal exchange where the security is traded. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market, and common stocks will ordinarily be traded on a national securities exchange, but may also be traded in the over-the-counter market. Because the value of foreign securities may be materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which such securities are traded, portfolio securities of The Jamestown International Equity Fund may be priced at their fair value as determined by an independent pricing service approved by the Board of Trustees. As a result, the prices of securities used to calculate The Jamestown International Equity Fund's net asset value per share may differ from quoted or published prices for the same securities. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a quotation service. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

When market quotations are not readily available, securities may be valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. If a pricing service cannot provide a valuation, securities will be valued in good faith at fair value using methods consistent with those determined by the Board of Trustees. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's investments as of December 31, 2008:

                                                                               The
                                  The                                       Jamestown         The
                               Jamestown         The            The         Tax Exempt     Jamestown
                                Balanced      Jamestown      Jamestown       Virginia    International
VALUATION INPUTS                  Fund       Equity Fund    Select Fund        Fund       Equity Fund
----------------------------  ------------   ------------   ------------   ------------   ------------
Level 1 - Quoted Prices       $ 12,326,700   $ 20,790,112   $ 13,557,492   $  1,405,984   $    360,820
Level 2 - Other Significant
          Observable Inputs      9,857,178             --             --     29,911,017     10,788,475
                              ------------   ------------   ------------   ------------   ------------
Total                         $ 22,183,878   $ 20,790,112   $ 13,557,492   $ 31,317,001   $ 11,149,295
                              ============   ============   ============   ============   ============

THE JAMESTOWN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.    INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of December 31, 2008:

                                                                                    The
                                    The                                          Jamestown          The
                                 Jamestown          The             The          Tax Exempt      Jamestown
                                  Balanced       Jamestown       Jamestown        Virginia     International
                                    Fund        Equity Fund     Select Fund         Fund        Equity Fund
                                ------------    ------------    ------------    ------------    ------------
Tax cost of portfolio
investments                     $ 21,807,929    $ 21,197,780    $ 16,645,965    $ 30,661,006    $ 13,212,922
                                ============    ============    ============    ============    ============

Gross unrealized appreciation   $  2,196,286    $  2,583,156    $    361,278    $    715,928    $  1,123,816
Gross unrealized depreciation     (1,820,337)     (2,990,824)     (3,449,751)        (59,933)     (3,187,443)
                                ------------    ------------    ------------    ------------    ------------

Net unrealized appreciation
(depreciation)                  $    375,949    $   (407,668)   $ (3,088,473)   $    655,995    $ (2,063,627)
                                ============    ============    ============    ============    ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for The Jamestown Balanced Fund, The Jamestown Equity Fund, The Jamestown Select Fund and The Jamestown International Equity Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officers and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Williamsburg Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*     /s/ John F. Splain
                          ------------------------------------------------------
                              John F. Splain, Secretary

Date          February 26, 2009
         ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ John T. Bruce
                          ------------------------------------------------------
                              John T. Bruce, President (FBP Value Fund and FBP
                              Balanced Fund)

Date          February 26, 2009
         ---------------------------

By (Signature and Title)*     /s/ Thomas W. Leavell
                          ------------------------------------------------------
                              Thomas W. Leavell, President (The Government
                              Street Equity Fund, The Government Street Mid-Cap
                              Fund and The Alabama Tax Free Bond Fund)

Date          February 26, 2009
         ---------------------------

By (Signature and Title)*     /s/ Charles M. Caravati III
                          ------------------------------------------------------
                              Charles M. Caravati III, President (The Jamestown
                              Balanced Fund, The Jamestown Equity Fund and The
                              Jamestown International Equity Fund)

Date          February 26, 2009
         ---------------------------

By (Signature and Title)*     /s/ Joseph A. Jennings III
                          ------------------------------------------------------
                              Joseph A. Jennings III, President (The Jamestown
                              Tax Exempt Virginia Fund)

Date          February 26, 2009
         ---------------------------

By (Signature and Title)*     /s/ Lawrence B. Whitlock, Jr.
                          ------------------------------------------------------
                              Lawrence B. Whitlock, Jr., President (The
                              Jamestown Select Fund)

Date          February 26, 2009
         ---------------------------

By (Signature and Title)*     /s/ Joseph L. Antrim III
                          ------------------------------------------------------
                              Joseph L. Antrim III, President (The Davenport
                              Core Fund)

Date          February 26, 2009
         ---------------------------

By (Signature and Title)*     /s/ Mark J. Seger
                          ------------------------------------------------------
                              Mark J. Seger, Treasurer

Date          February 26, 2009
         ---------------------------

* Print the name and title of each signing officer under his or her signature.